ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) € in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($) $ / $ $ / €	Dec. 31, 2025 ARS ($) $ / $ $ / €	Dec. 31, 2025 EUR (€) $ / $ $ / €	Dec. 31, 2025 SEK (kr) $ / $ $ / €	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SEK (kr)
CURRENT ASSETS [Abstract]
Total current assets			$ 2,018,059,588				$ 1,268,679,498
NON-CURRENT ASSETS [Abstract]
Total non-current assets			421,894				554,996
Total assets			2,018,481,482				1,269,234,494
CURRENT LIABILITIES [Abstract]
Total current liabilities			368,882,653				225,558,217
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities			1,460,728,384				659,997,560
TOTAL LIABILITIES			1,829,611,037				$ 885,555,777
Exchange rate (in Ps. per dollars)		1,455					1,032
Public and private debt bonds			268,728,844
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			100,455,959				$ 100,927,529
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			244,877,733				103,129,469
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities			1,460,728,384				659,997,560
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets			804,106,528				78,894,638
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets			355,915,568				357,298,924
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets			196,614,744				205,237,736
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets			13,270,484				15,605,070
NON-CURRENT ASSETS [Abstract]
Total non-current assets			421,894				554,996
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 1,115,584	1,613,134,739			$ 705,936	955,581,208
NON-CURRENT ASSETS [Abstract]
Total assets		1,115,584	1,613,134,739			705,936	955,581,208
Foreign Currency [Member] | U.S. Dollars [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		203,832	296,575,338			113,475	154,052,415
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		1,003,937	1,460,728,384			486,156	659,997,560
TOTAL LIABILITIES		1,207,769	1,757,303,722			599,631	814,049,975
Foreign Currency [Member] | U.S. Dollars [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 35,531	$ 51,697,605			37,510	50,922,946
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,455	1,455	1,455	1,455
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 168,301	$ 244,877,733			75,965	103,129,469
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,455	1,455	1,455	1,455
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 1,003,937	$ 1,460,728,384			486,156	659,997,560
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,455	1,455	1,455	1,455
Foreign Currency [Member] | Euro [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 1,447,586	€ 845			1,122,114	€ 794
NON CURRENT LIABILITIES [Abstract]
TOTAL LIABILITIES			1,447,586	845			1,122,114	794
Foreign Currency [Member] | Euro [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 1,447,586	€ 845	kr 880,000		1,122,114	€ 794
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	1,713.12	1,713.12	1,713.12	1,713.12
Foreign Currency [Member] | Sweden, Kronor [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 139,638		kr 880,000				kr 0
NON CURRENT LIABILITIES [Abstract]
TOTAL LIABILITIES			139,638		kr 880,000				0
Foreign Currency [Member] | Sweden, Kronor [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			139,638				0		kr 0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | kr	[1]				158.68
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 493,773	$ 713,996,382			40,373	54,650,546
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,446	1,446	1,446	1,446
Foreign Currency [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 246,138	$ 355,915,568			263,955	357,298,924
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,446	1,446	1,446	1,446
Foreign Currency [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	[3]	$ 294,322	$ 425,589,243			319,182	432,056,876
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[3]	1,446	1,446	1,446	1,446
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 81,330	$ 117,603,180			82,426	111,574,862
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,446	1,446	1,446	1,446
Foreign Currency [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 21	$ 30,366			$ 0	$ 0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,446	1,446	1,446	1,446

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year
[3]	Includes public and private debt bonds Dólar Linked for Ps. 268,728,844.